Description of Business, Organization, and Basis of Presentation (Details) - Schedule of assets and liabilities of the consolidated VIEs - Variable Interest Entities, Primary Beneficiary [Member] - CNY (¥)
	Dec. 31, 2021	Dec. 31, 2020
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of assets and liabilities of the consolidated VIEs [Line Items]
Cash, cash equivalents and restricted cash	¥ 1,516,044,449	¥ 1,038,176,909
Loans principal, interest and financing service fees receivables	8,878,866,554	8,852,118,199
Investment securities	709,255,924	298,102,047
Deferred tax assets	6,903
Other assets	1,281,470,272	648,766,471
Total assets	12,385,644,102	10,837,163,626
Interest-bearing borrowings	8,041,816,663	5,700,030,866
Income taxes payable	733,159	642,912
Other liabilities	125,382,650	126,419,633
Total liabilities	¥ 8,167,932,472	¥ 5,827,093,411